Submission	Feb. 04, 2025
Submission [Line Items]
Central Index Key	0000070145
Registrant Name	National Fuel Gas Company
Registration File Number	333-273926
Form Type	S-3
Submission Type	424B2
Fee Exhibit Type	EX-FILING FEES